                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-5769

                        Van Kampen High Income Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 12/31
                        -----------

Date of reporting period: 06/30/03
                         -----------

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this update, you'll learn about how your trust performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the trust's financial statements and a list of investments, as well as other information.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. The trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and, therefore, the value of the trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--June 1993 through June 2003)
(LINE GRAPH)

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
6/93                                                                        8.84                              10.13
                                                                            8.74                              10.25
                                                                            8.98                               9.75
                                                                            8.49                               9.88
6/94                                                                        8.12                               9.75
                                                                            7.75                               8.88
                                                                            7.32                               7.50
                                                                            7.67                               8.25
6/95                                                                        7.97                               8.63
                                                                            8.03                               8.63
                                                                            8.12                               8.75
                                                                            8.09                               8.88
6/96                                                                        7.94                               8.75
                                                                            8.12                               9.13
                                                                            8.31                               9.38
                                                                            8.13                               9.38
6/97                                                                        8.32                               9.81
                                                                            8.47                              10.06
                                                                            8.38                               9.94
                                                                            8.40                              10.19
                                                                            8.44                               9.81
                                                                            8.54                              10.13
                                                                            8.48                              10.38
                                                                            8.50                              10.00
                                                                            8.45                               9.63
                                                                            8.41                               9.81
6/98                                                                        8.38                               9.56
                                                                            8.39                               9.56
                                                                            7.74                               7.81
                                                                            7.64                               8.50
                                                                            7.32                               8.75
                                                                            7.74                               9.19
                                                                            7.59                               8.63
                                                                            7.60                               8.75
                                                                            7.34                               8.63
                                                                            7.37                               8.44
                                                                            7.40                               8.00
                                                                            7.23                               8.13
6/99                                                                        7.09                               8.31
                                                                            6.98                               8.13
                                                                            6.82                               7.63
                                                                            6.65                               7.19
                                                                            6.46                               7.00
                                                                            6.51                               7.13
                                                                            6.55                               5.75
                                                                            6.51                               6.25
                                                                            6.44                               6.31
                                                                            6.21                               6.38
                                                                            6.17                               6.31
                                                                            5.95                               6.44
6/00                                                                        6.09                               6.81
                                                                            6.13                               7.13
                                                                            6.14                               6.88
                                                                            5.99                               6.44
                                                                            5.68                               5.56
                                                                            5.33                               5.19
                                                                            5.40                               5.69
                                                                            5.82                               7.00
                                                                            5.87                               6.19
                                                                            5.74                               6.40
                                                                            5.62                               6.06
                                                                            5.66                               6.40
6/01                                                                        5.40                               6.40
                                                                            5.37                               6.45
                                                                            5.28                               6.61
                                                                            4.76                               5.99
                                                                            4.74                               5.36
                                                                            4.86                               5.96
                                                                            4.77                               5.75
                                                                            4.71                               6.08
                                                                            4.54                               5.74
                                                                            4.56                               5.87
                                                                            4.58                               5.95
                                                                            4.47                               6.07
6/02                                                                        4.05                               5.05
                                                                            3.69                               4.19
                                                                            3.73                               4.65
                                                                            3.61                               4.11
                                                                            3.52                               3.95
                                                                            3.79                               4.25
                                                                            3.79                               4.07
                                                                            3.83                               4.50
                                                                            3.92                               4.58
                                                                            4.01                               4.69
                                                                            4.24                               4.92
                                                                            4.25                               4.83
6/03                                                                        4.34                               4.89

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

------------------------------------------
AVERAGE ANNUAL             MARKET PRICE
TOTAL RETURNS             since 04/28/89

Since Inception                5.69%

10-year                        4.04

5-year                        -1.74

1-year                         8.57

6-month                       26.16
------------------------------------------

Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Total return assumes an investment at the common share market price at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period. Distribution rate represents the monthly annualized distributions of the trust at the end of the period and not the earnings of the trust.

The Chase High Yield Index is generally representative of high-yield securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

       Van Kampen High Income Trust II is managed by the Adviser's High Yield team. Current members include Gordon Loery, Executive Director; Josh Givelber, Vice President and Chad Liu, Vice President.(1) The following discussion reflects their views on the trust's performance.

Q. BEFORE YOU DISCUSS HOW THE TRUST PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The high-yield market roared ahead in the first half of 2003, posting its best six-month return since 1991. High-yield mutual fund inflows during the period were at their highest level ever, reflecting enormous demand on the part of individual and institutional investors. The market was also boosted by declining default rates and better earnings results from many companies.

       Overall, performance was inversely related to credit rating, with some CCC credits strongly outperforming B and BB rated bonds. Sector performance was dominated by industries such as wireless communications, utilities, telecommunications and cable that were among the worst performers in 2002.

Q.     HOW DID THE TRUST PERFORM DURING THE REPORTING PERIOD?

A.     The trust outperformed its benchmark.

        -- The trust returned 26.16 percent for the six months ended June 30, 2003, based on common share market price.

        -- By comparison, the trust's benchmark, the Chase High Yield Index, returned 16.75 percent.

        -- The trust's monthly dividend of $0.037 translated to a distribution rate of 9.08 percent, based on the trust's common share market price as of June 30, 2003.

       See Performance Summary for additional information and index definition.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A.      --  Strong security selection in the wireless sector helped the trust's performance. American Cellular performed especially well, rebounding strongly from a low valuation on the basis of its solid fundamentals.

        -- Housing companies such as CB Richard Ellis and Technical Olympic performed well as housing activity remained one of the economy's few bright spots.

(1)Team members may change at any time without notice.

        -- Our analysts found few compelling opportunities in the consumer-products sector, which led us to underweight the group relative to the benchmark. The sector's subsequent underperformance relative to the rest of the market supported their views.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A.      --  The portfolio's relatively high aggregate credit quality did not allow it to capitalize on the strong performance of some of the lowest-rated credits.

        -- The lack of compelling opportunities in the airline and utilities sectors led us to underweight those sectors, both of which enjoyed rallies coming off of their 2002 lows.

Q. PLEASE WALK US THROUGH HOW YOU POSITIONED THE PORTFOLIO, HIGHLIGHTING KEY THEMES.

A.      --  Strong performance in the energy sector led us to take some profits there, though we maintained the portfolio's overweight position.

        -- Many of the transportation holdings are automobile parts-manufacturers; we reduced the portfolio's holdings in the sector because of concerns about the health of these companies going forward.

        -- We increased the portfolio's holdings of utilities to keep it in line with that sector's rapidly growing weighting in the benchmark.

TOP 5 SECTORS AS OF 6/30/03                 RATINGS ALLOCATION AS OF 6/30/03
Gaming & Leisure              13.0%         AA/Aa                            0.5
Energy                         9.6          A/A                              0.6
Housing                        7.0          BBB/Baa                         12.0
Forest Products                6.9          BB/Ba                           48.7
Cable                          6.5          B/B                             35.4
                                            CCC/Caa & below                  2.5
                                            Non Rated                        0.3

Subject to change daily. Sector percentages are as a percentage of long-term investments. Ratings allocation percentages are as a percentage of long-term debt investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocation based upon ratings as issued by Standard and Poor's and Moody's respectively. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

        -- Through selective purchases, we added to the portfolio's cable holdings when our analysts were able to identify attractive companies.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE TRUST, DO YOU HAVE ANY CLOSING THOUGHTS FOR THE SHAREHOLDERS?

A. After the strong rally of the past six months, we believe future gains in the high-yield market are more likely to come from yield than from price improvements. If this proves to be the case, security selection will assume increasing importance as a driver of total returns. We hope to see ongoing improvement in the economy, which should be supportive of the high-yield market, and will continue monitoring the market for opportunities to capture value.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
          CORPORATE BONDS  163.9%
          BROADCASTING  3.1%
$  555    Nextmedia Operating, Inc. ...................... 10.750%   07/01/11    $    624,375
   465    TV Azteca S.A. (Mexico)......................... 10.500    02/15/07         461,512
                                                                                 ------------
                                                                                    1,085,887
                                                                                 ------------
          CABLE  10.8%
 1,075    British Sky Broadcasting (United Kingdom).......  7.300    10/15/06       1,205,066
   755    Charter Communication Holdings LLC..............  8.250    04/01/07         585,125
   110    CSC Holdings, Inc. .............................  7.250    07/15/08         110,550
   340    CSC Holdings, Inc. .............................  8.125    07/15/09         352,750
   140    CSC Holdings, Inc. .............................  9.875    02/15/13         147,000
   445    DirecTV Holdings, LLC, 144A--Private Placement
          (a).............................................  8.375    03/15/13         498,400
   700    Echostar DBS Corp. .............................  9.375    02/01/09         749,875
   165    Rogers Cable, Inc.,
          144A--Private Placement (Canada) (a)............  6.250    06/15/13         165,412
                                                                                 ------------
                                                                                    3,814,178
                                                                                 ------------
          CHEMICALS  9.2%
   270    Acetex Corp. (Canada)........................... 10.875    08/01/09         301,387
   460    Equistar Chemicals LP........................... 10.125    09/01/08         476,100
   180    FMC Corp. ...................................... 10.250    11/01/09         203,400
   145    Huntsman Advanced Materials LLC, 144A--Private
          Placement (a)................................... 11.000    07/15/10         151,525
   145    ISP Chemco, Inc. ............................... 10.250    07/01/11         164,575
   675    ISP Holdings, Inc. ............................. 10.625    12/15/09         720,562
   250    Lyondell Chemical Co. ..........................  9.875    05/01/07         246,250
   195    Lyondell Chemical Co. ..........................  9.500    12/15/08         186,225
   320    Millennium America, Inc. .......................  9.250    06/15/08         345,600
    57    PCI Chemicals Canada, Inc. (Canada)............. 10.000    12/31/08          49,586
    18    Pioneer Cos., Inc. (g)..........................  4.790    12/31/06          15,387
   365    Rhodia S.A., 144A--Private Placement (France)
          (a).............................................  8.875    06/01/11         379,600
                                                                                 ------------
                                                                                    3,240,197
                                                                                 ------------

See Notes to Financial Statements                                              5

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
          CONSUMER PRODUCTS  1.1%
$  200    Elizabeth Arden, Inc. .......................... 11.750%   02/01/11    $    224,000
   155    Oxford Industrials, Inc., 144A--Private
          Placement (a)...................................  8.875    06/01/11         163,525
                                                                                 ------------
                                                                                      387,525
                                                                                 ------------
          DIVERSIFIED MEDIA  6.0%
   485    Alliance Atlantis Communications, Inc.
          (Canada)........................................ 13.000    12/15/09         555,325
   170    Houghton Mifflin Co., 144A--Private Placement
          (a).............................................  8.250    02/01/11         180,200
   140    Houghton Mifflin Co., 144A--Private Placement
          (a).............................................  9.875    02/01/13         152,600
   160    PEI Holdings, Inc., 144A--Private Placement
          (a)............................................. 11.000    03/15/10         177,200
    40    Primedia, Inc. .................................  8.875    05/15/11          42,300
   235    RH Donnelley Finance Corp. I, 144A--Private
          Placement (a)................................... 10.875    12/15/12         274,950
   380    Salem Communications Corp. .....................  7.750    12/15/10         395,200
   310    Vivendi Universal S.A., 144A--Private Placement
          (France) (a)....................................  9.250    04/15/10         354,175
                                                                                 ------------
                                                                                    2,131,950
                                                                                 ------------
          ENERGY  16.2%
   685    BRL Universal Equipment.........................  8.875    02/15/08         746,650
   430    Chesapeake Energy Corp. ........................  7.875    03/15/04         446,125
   260    Chesapeake Energy Corp. ........................  8.125    04/01/11         281,450
   160    Citgo Petroleum Corp., 144A--Private Placement
          (a)............................................. 11.375    02/01/11         179,200
   100    El Paso Energy Partners LP, 144A--Private
          Placement (a)...................................  8.500    06/01/10         107,500
   315    El Paso Production Holding Co., 144A--Private
          Placement (a)...................................  7.750    06/01/13         315,787
   910    Frontier Oil Corp. ............................. 11.750    11/15/09       1,005,550
   425    GulfTerra Energy Partners LP.................... 10.625    12/01/12         493,000
   330    Hanover Equipment Trust.........................  8.500    09/01/08         348,150
   160    Hanover Equipment Trust.........................  8.750    09/01/11         168,800
   215    Magnum Hunter Resources, Inc. ..................  9.600    03/15/12         237,575
    65    MSW Energy Holdings LLC, 144A--Private Placement
          (a).............................................  8.500    09/01/10          67,112
   266    Port Arthur Finance Corp. ...................... 12.500    01/15/09         312,139
   235    Tesoro Petroleum Corp. .........................  9.000    07/01/08         213,850

 6                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
          ENERGY (CONTINUED)
$  135    Tesoro Petroleum Corp. .........................  9.625%   04/01/12    $    124,200
   605    Vintage Petroleum, Inc. ........................  7.875    05/15/11         651,887
                                                                                 ------------
                                                                                    5,698,975
                                                                                 ------------
          FINANCIAL  3.2%
   240    Banco Nacional de Comercio Exterior (Mexico)....  7.250    02/02/04         247,943
   320    Health Net, Inc. ...............................  8.375    04/15/11         389,532
   435    Istar Financial, Inc. ..........................  8.750    08/15/08         476,325
                                                                                 ------------
                                                                                    1,113,800
                                                                                 ------------
          FOOD & DRUG  3.6%
   310    Ahold Finance USA, Inc. ........................  8.250    07/15/10         319,300
   510    Delhaize America, Inc. .........................  8.125    04/15/11         561,000
   200    Dominos, Inc., 144A--Private Placement (a)......  8.250    07/01/11         207,500
 1,180    Jitney-Jungle Stores America, Inc. (b) (c)
          (d)............................................. 12.000    03/01/06               0
   170    Merisant Co., 144A--Private Placement (a) (h)...  9.500    07/15/13         176,800
                                                                                 ------------
                                                                                    1,264,600
                                                                                 ------------
          FOOD & TOBACCO  6.1%
   550    Constellation Brands, Inc. .....................  8.000    02/15/08         606,375
   220    Pilgrim's Pride Corp. ..........................  9.625    09/15/11         235,950
   465    Smithfield Foods, Inc. .........................  7.625    02/15/08         480,112
   760    Smithfield Foods, Inc. .........................  8.000    10/15/09         826,500
                                                                                 ------------
                                                                                    2,148,937
                                                                                 ------------
          FOREST PRODUCTS  11.5%
   390    Abitibi-Consolidated, Inc. (Canada).............  6.000    06/20/13         372,004
   445    Georgia-Pacific Corp., 144A--Private Placement
          (a).............................................  8.875    02/01/10         485,050
   460    MDP Acquisitions PLC (Ireland)..................  9.625    10/01/12         510,600
   175    Norampac, Inc., 144A--Private Placement (Canada)
          (a).............................................  6.750    06/01/13         184,625
   460    Norske Skog Canada Ltd. (Canada)................  8.625    06/15/11         483,000
 1,020    Owens-Brockway Glass Containers, Inc. ..........  8.875    02/15/09       1,111,800
   135    Pacifica Papers, Inc. (Canada).................. 10.000    03/15/09         144,450
   790    Tembec Industries, Inc. (Canada)................  7.750    03/15/12         770,250
                                                                                 ------------
                                                                                    4,061,779
                                                                                 ------------
          GAMING & LEISURE  21.8%
   690    Harrahs Operating Co., Inc. ....................  7.875    12/15/05         752,100
   345    Hilton Hotels Corp. ............................  7.950    04/15/07         372,600
   170    Hilton Hotels Corp. ............................  7.625    12/01/12         187,000
   600    HMH Properties, Inc. ...........................  7.875    08/01/05         613,500
   560    Horseshoe Gaming LLC............................  8.625    05/15/09         596,400
 1,075    International Game Technology...................  7.875    05/15/04       1,130,528

See Notes to Financial Statements                                              7

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
          GAMING & LEISURE (CONTINUED)
$  180    LodgeNet Entertainment Corp. ...................  9.500%   06/15/13    $    185,400
 1,100    Mohegan Tribal Gaming Authority.................  8.125    01/01/06       1,199,000
   380    Park Place Entertainment Corp. .................  7.875    12/15/05         406,125
   325    Park Place Entertainment Corp. .................  8.875    09/15/08         359,125
   800    Starwood Hotels & Resorts Worldwide, Inc. ......  7.375    05/01/07         846,000
   595    Station Casinos, Inc. ..........................  8.375    02/15/08         645,575
   350    Station Casinos, Inc. ..........................  9.875    07/01/10         386,750
                                                                                 ------------
                                                                                    7,680,103
                                                                                 ------------
          HEALTHCARE  10.7%
   470    Amerisourcebergen Corp. ........................  8.125    09/01/08         519,350
   130    Apogent Technologies, Inc., 144A--Private
          Placement (a)...................................  6.500    05/15/13         134,875
   450    Fisher Scientific International, Inc. ..........  7.125    12/15/05         472,500
   105    Fisher Scientific International, Inc.,
          144A--Private Placement (a).....................  8.125    05/01/12         112,875
   410    Fresenius Medical Care Capital Trust II.........  7.875    02/01/08         432,550
   180    Fresenius Medical Care Capital Trust IV.........  7.875    06/15/11         190,800
   800    HCA, Inc. ......................................  6.910    06/15/05         849,101
    35    Manor Care, Inc. ...............................  7.500    06/15/06          38,081
   115    Manor Care, Inc. ...............................  8.000    03/01/08         129,950
    95    Manor Care, Inc., 144A--Private Placement (a)...  6.250    05/01/13          98,800
   195    Omnicare, Inc. .................................  8.125    03/15/11         212,550
   500    Tenet Healthcare Corp. .........................  6.500    06/01/12         466,250
   120    Tenet Healthcare Corp. .........................  7.375    02/01/13         116,400
                                                                                 ------------
                                                                                    3,774,082
                                                                                 ------------
          HOUSING  11.8%
   405    CB Richard Ellis Service, Inc. ................. 11.250    06/15/11         436,388
    90    CBRE Escrow, Inc., 144A--Private Placement
          (a).............................................  9.750    05/15/10          95,063
   350    KB Home.........................................  7.750    02/01/10         380,188
   455    LNR Property Corp., 144A--Private Placement
          (a).............................................  7.625    07/15/13         461,825
   265    Louisiana Pacific Corp. ........................ 10.875    11/15/08         303,425
   150    Meritage Corp., 144A--Private Placement (a).....  9.750    06/01/11         166,500
    80    Nortek Holdings, Inc. ..........................  9.250    03/15/07          82,800
   410    Schuler Homes, Inc. ............................  9.375    07/15/09         465,350
   130    Technical Olympic USA, Inc. ....................  9.000    07/01/10         141,050
   170    Technical Olympic USA, Inc. ....................  9.000    07/01/10         182,750
   270    Technical Olympic USA, Inc. .................... 10.375    07/01/12         288,900

 8                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
          HOUSING (CONTINUED)
$   25    Technical Olympic USA, Inc., 144A--Private
          Placement (a)................................... 10.375%   07/01/12    $     26,750
   345    Toll Corp. .....................................  8.250    02/01/11         386,400
   675    Webb (Del E.) Corp. ............................ 10.250    02/15/10         739,125
                                                                                 ------------
                                                                                    4,156,514
                                                                                 ------------
          INFORMATION TECHNOLOGY  5.7%
   415    Avaya, Inc. .................................... 11.125    04/01/09         456,500
   325    Fairchild Semiconductor Corp. .................. 10.500    02/01/09         367,250
   570    Iron Mountain, Inc. ............................  8.625    04/01/13         612,750
   215    Xerox Capital Europe PLC (United Kingdom).......  5.875    05/15/04         217,150
   365    Xerox Corp. ....................................  7.125    06/15/10         366,369
                                                                                 ------------
                                                                                    2,020,019
                                                                                 ------------
          MANUFACTURING  8.3%
   315    ABB Finance, Inc. ..............................  6.750    06/03/04         308,910
   555    Communications & Power Industries, Inc. ........ 12.000    08/01/05         561,938
   115    Flowserve Corp. ................................ 12.250    08/15/10         134,550
   395    Johnsondiversey, Inc. ..........................  9.625    05/15/12         443,388
   500    Manitowoc, Inc. ................................ 10.500    08/01/12         557,500
   390    Trimas Corp. ...................................  9.875    06/15/12         401,700
   495    Tyco Intl Group S.A. (Luxembourg)...............  6.375    02/15/06         518,513
                                                                                 ------------
                                                                                    2,926,499
                                                                                 ------------
          METALS  2.8%
   134    Doe Run Resources Corp., 144A--Private Placement
          (a) (d) (e)..................................... 11.750    11/01/08          47,028
   900    GS Technologies Operating, Inc. (b) (c) (d)..... 12.250    10/01/05          40,500
   295    Oregon Steel Mills, Inc. ....................... 10.000    07/15/09         266,975
   325    UCAR Finance, Inc. ............................. 10.250    02/15/12         320,125
   295    United States Steel Corp. ......................  9.750    05/15/10         300,900
                                                                                 ------------
                                                                                      975,528
                                                                                 ------------
          RETAIL  3.4%
   165    Big 5 Corp. .................................... 10.875    11/15/07         174,281
   100    Gap, Inc. ......................................  6.900    09/15/07         108,250
   180    Gap, Inc. ...................................... 10.550    12/15/08         219,600
    60    Penney JC Co., Inc. ............................  7.600    04/01/07          63,300
   235    Penney JC Co., Inc. ............................  8.000    03/01/10         247,338
   345    Penney JC Co., Inc. ............................  9.000    08/01/12         376,050
                                                                                 ------------
                                                                                    1,188,819
                                                                                 ------------

See Notes to Financial Statements                                              9

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
          SERVICES  6.0%
$1,140    Allied Waste North America, Inc. ...............  8.875%   04/01/08    $  1,242,600
   750    Waste Management, Inc. .........................  7.125    10/01/07         861,259
                                                                                 ------------
                                                                                    2,103,859
                                                                                 ------------
          TELECOMMUNICATIONS  1.2%
   184    Exodus Communications, Inc. (b) (c) (d)......... 11.250    07/01/08          11,067
   650    Frontier Corp. (b) (c)..........................  6.000    10/15/03          47,125
    85    Globix Corp., 144A--Private Placement (a) (e)... 11.000    05/01/08          64,402
 1,045    WorldCom, Inc. (b) (c)..........................  7.750    04/01/07         310,888
                                                                                 ------------
                                                                                      433,482
                                                                                 ------------
          TRANSPORTATION  9.0%
 1,150    Aetna Industries, Inc. (b) (c) (d).............. 11.875    10/01/06           5,750
   335    Autonation, Inc. ...............................  9.000    08/01/08         373,525
   235    Collins & Aikman Products Co. .................. 10.750    12/31/11         207,975
   345    General Motors Acceptance Corp. ................  7.500    07/15/05         369,892
   320    Intermet Corp. .................................  9.750    06/15/09         308,800
   360    Laidlaw International, Inc., 144A--Private
          Placement (a)................................... 10.750    06/15/11         379,800
   605    Lear Corp. .....................................  8.110    05/15/09         695,750
   255    Metaldyne Corp. ................................ 11.000    06/15/12         212,925
   185    Sonic Automotive, Inc. ......................... 11.000    08/01/08         197,025
   385    TRW Automotive, Inc., 144A--Private Placement
          (a).............................................  9.375    02/15/13         419,650
                                                                                 ------------
                                                                                    3,171,092
                                                                                 ------------
          UTILITY  9.0%
    54    AES Corp. ......................................  9.375    09/15/10          54,540
    18    AES Corp. ......................................  8.875    02/15/11          17,685
   135    Allegheny Energy, Inc. .........................  7.750    08/01/05         135,675
   250    Calpine Corp. ..................................  8.625    08/15/10         188,750
    50    CMS Energy Corp. ...............................  7.500    01/15/09          49,688
   295    CMS Energy Corp. ...............................  8.500    04/15/11         309,381
   405    Dynegy Holdings, Inc. ..........................  6.875    04/01/11         342,225
   170    IPALCO Enterprises, Inc. .......................  8.625    11/14/11         187,000
   350    Monongahela Power Co. ..........................  5.000    10/01/06         349,563
   475    PSEG Energy Holdings, Inc. .....................  9.125    02/10/04         489,336
   165    PSEG Energy Holdings, Inc. .....................  8.625    02/15/08         177,578
   165    Southern California Edison Co., 144A--Private
          Placement (a)...................................  8.000    02/15/07         181,706
   145    Southern Natural Gas Co., 144A--Private
          Placement (a)...................................  8.875    03/15/10         158,775

 10                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY       VALUE
          UTILITY (CONTINUED)
$  305    TNP Enterprises, Inc. .......................... 10.250%   04/01/10    $    306,525
   200    Transcontinental Gas Pipe Line Corp. ...........  8.875    07/15/12         227,000
                                                                                 ------------
                                                                                    3,175,427
                                                                                 ------------
          WIRELESS COMMUNICATIONS  3.4%
   215    American Cellular Corp. (b).....................  9.500    10/15/09         108,575
   845    Nextel Communications, Inc. ....................  9.375    11/15/09         911,544
   143    Telecorp PCS, Inc. ............................. 10.625    07/15/10         173,388
                                                                                 ------------
                                                                                    1,193,507
                                                                                 ------------
TOTAL CORPORATE BONDS  163.9%.................................................     57,746,759
                                                                                 ------------

          GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  3.1%
   405    Federal Republic of Brazil (Brazil)............. 11.250    07/26/07         423,225
   550    United Mexican States (Mexico)..................  8.625    03/12/08         660,825
                                                                                 ------------

TOTAL GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS............................      1,084,050
                                                                                 ------------


EQUITIES  0.8%
DecisionOne Corp. (2,450 common shares) (d) (f)...............................              0
DecisionOne Corp. (5,386 common stock warrants) (d) (f).......................              0
Globix Corp. (8,945 common shares) (f)........................................         25,940
HCI Direct, Inc. (30,357 common shares) (d) (f)...............................        236,785
Hosiery Corp. of America, Inc. (500 common shares) (d) (f)....................              0
McLeodUSA, Inc. (1,087 common stock warrants) (f).............................            446
McLeodUSA, Inc. (490 preferred shares) (f)....................................          3,547
Pioneer Cos., Inc. (3,675 common shares) (f)..................................         13,414
VS Holdings, Inc. (8,891 common shares) (d) (f)...............................          1,660
XO Communications, Inc. (1,691 common stock warrants Series A) (d) (f)........          1,691
XO Communications, Inc. (1,268 common stock warrants Series B) (d) (f)........              0
XO Communications, Inc. (1,268 common stock warrants Series C) (d) (f)........              0
XO Communications, Inc. (845 common shares) (f)...............................          6,126
                                                                                 ------------

TOTAL EQUITIES................................................................        289,609
                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS  167.8%
  (Cost $62,531,170)..........................................................     59,120,418

See Notes to Financial Statements                                             11

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                                   MARKET
DESCRIPTION                                                                        VALUE
REPURCHASE AGREEMENT  7.1%
UBS Securities ($2,514,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 06/30/03, to be sold on 07/01/03 at
  $2,514,077) (Cost $2,514,000)..............................................   $  2,514,000
                                                                                ------------

TOTAL INVESTMENTS  174.9%
  (Cost $65,045,170).........................................................     61,634,418
OTHER ASSETS IN EXCESS OF LIABILITIES  4.0%..................................      1,405,583
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (78.9%)..................    (27,810,508)
                                                                                ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 35,229,493
                                                                                ============

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Non-income producing as security is in default.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(e) Payment-in-kind security.

(f) Non-income producing security.

(g) Variable rate security. Interest rate shown is that in effect at June 30, 2003.

(h) Securities purchased on a when-issued or delayed delivery basis.

 12                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $65,045,170)........................  $ 61,634,418
Cash........................................................           601
Receivables:
  Interest..................................................     1,234,927
  Investments Sold..........................................     1,047,845
Other.......................................................           480
                                                              ------------
    Total Assets............................................    63,918,271
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       629,025
  Investment Advisory Fee...................................        36,207
  Affiliates................................................         6,259
Trustees' Deferred Compensation and Retirement Plans........       156,162
Accrued Expenses............................................        50,617
                                                              ------------
    Total Liabilities.......................................       878,270
Preferred Shares (including accrued distributions)..........    27,810,508
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 35,229,493
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($35,229,493 divided by
  8,109,000 shares outstanding).............................  $       4.34
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 8,109,000 shares issued and
  outstanding)..............................................  $     81,090
Paid in Surplus.............................................    66,761,242
Accumulated Net Investment Income...........................      (982,463)
Net Unrealized Depreciation.................................    (3,410,752)
Accumulated Net Realized Loss...............................   (27,219,624)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 35,229,493
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 1,112 issued with liquidation preference of
  $25,000 per share)........................................  $ 27,800,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $ 63,029,493
                                                              ============

See Notes to Financial Statements                                             13

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $  2,484,144
Other.......................................................         7,275
                                                              ------------
    Total Income............................................     2,491,419
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................       210,646
Preferred Share Maintenance.................................        40,224
Trustees' Fees and Related Expenses.........................        26,274
Audit.......................................................        20,341
Legal.......................................................        10,076
Custody.....................................................         6,314
Other.......................................................        65,115
                                                              ------------
    Total Expenses..........................................       378,990
                                                              ------------
NET INVESTMENT INCOME.......................................  $  2,112,429
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (3,198,511)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (11,068,264)
  End of the Period.........................................    (3,410,752)
                                                              ------------
Net Unrealized Appreciation During the Period...............     7,657,512
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  4,459,001
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $   (177,215)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $  6,394,215
                                                              ============

 14                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003      DECEMBER 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $ 2,112,429          $ 4,855,716
Net Realized Loss.....................................     (3,198,511)          (8,628,105)
Net Unrealized Appreciation During the Period.........      7,657,512            1,421,734
Distributions to Preferred Shareholders:
  Net Investment Income...............................       (177,215)            (526,962)
  Return of Capital Distribution......................            -0-              (38,780)
                                                          -----------          -----------
Change in Net Assets Applicable to Common Shares from
  Operations..........................................      6,394,215           (2,916,397)
Distributions to Common Shareholders:
  Net Investment Income...............................     (1,880,979)          (4,682,374)
  Return of Capital Distribution......................            -0-             (344,582)
                                                          -----------          -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES..........................      4,513,236           (7,943,353)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period...............................     30,716,257           38,659,610
                                                          -----------          -----------
End of the Period (Including accumulated net
  investment income of ($982,463) and ($1,036,698),
  respectively).......................................    $35,229,493          $30,716,257
                                                          ===========          ===========

See Notes to Financial Statements                                             15

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               SIX
                                                              MONTHS
                                                              ENDED
                                                             JUNE 30,    -------------------
                                                               2003       2002      2001 (c)
                                                             -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................  $  3.79     $  4.77    $  5.40
                                                             -------     -------    -------
    Net Investment Income..................................      .26         .60        .90
    Net Realized and Unrealized Gain/Loss..................      .54        (.89)      (.61)
  Common Share Equivalent of Distributions Paid to
    Preferred Shareholders:
    Net Investment Income..................................     (.02)       (.07)      (.18)
    Return of Capital Distributions........................      -0-         -0-**      -0-**
                                                             -------     -------    -------
Total from Investment Operations...........................      .78        (.36)       .11
Distributions Paid to Common Shareholders:
  Net Investment Income....................................     (.23)       (.58)      (.73)
  Return of Capital Distributions..........................      -0-        (.04)      (.01)
                                                             -------     -------    -------
NET ASSET VALUE, END OF THE PERIOD.........................  $  4.34     $  3.79    $  4.77
                                                             =======     =======    =======

Common Share Market Price at End of the Period.............  $  4.89     $  4.07    $  5.75
Total Return (a)...........................................   26.16%*    -19.86%     13.57%
Net Assets Applicable to Common Shares at End of the Period
  (In millions)............................................  $  35.2     $  30.7    $  38.7
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (b)........................................    2.32%       2.28%      2.14%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (b)..........................   12.95%      14.50%     16.83%
Portfolio Turnover.........................................      44%*        81%        63%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (b)...............................................    1.26%       1.18%      1.15%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)..........................   11.87%      12.93%     13.40%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.........................    1,112       1,112      1,360
Asset Coverage Per Preferred Share (e).....................  $56,691     $52,652    $53,426
Involuntary Liquidating Preference Per Preferred Share.....  $25,000     $25,000    $25,000
Average Market Value Per Preferred Share...................  $25,000     $25,000    $25,000

*   Non-Annualized

**  Amount is less than $.01.

(a) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(c) As required, effective January 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets applicable to common shares by .40%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------
      2000      1999       1998       1997       1996       1995       1994       1993
----------------------------------------------------------------------------------------
     $  6.56   $  7.59   $   8.44   $   8.31   $   8.12   $   7.32   $   8.98   $   7.92
     -------   -------   --------   --------   --------   --------   --------   --------
        1.10      1.14       1.18       1.20       1.23       1.27       1.28       1.42
       (1.11)    (1.00)      (.77)       .18        .21        .81      (1.53)      1.02
        (.33)     (.27)      (.30)      (.29)      (.29)      (.32)      (.23)      (.18)
         -0-**     -0-        -0-        -0-        -0-        -0-        -0-        -0-
     -------   -------   --------   --------   --------   --------   --------   --------
        (.34)     (.13)       .11       1.09       1.15       1.76       (.48)      2.26
        (.76)     (.90)      (.96)      (.96)      (.96)      (.96)     (1.18)     (1.20)
        (.06)      -0-        -0-        -0-        -0-        -0-        -0-        -0-
     -------   -------   --------   --------   --------   --------   --------   --------
     $  5.40   $  6.56   $   7.59   $   8.44   $   8.31   $   8.12   $   7.32   $   8.98
     =======   =======   ========   ========   ========   ========   ========   ========

     $  5.69   $  5.75   $  8.625   $ 9.8125   $  9.375   $   8.75   $   7.50   $   9.75
      12.13%   -25.28%     -2.73%     15.34%     18.91%     30.33%    -12.94%     17.01%
     $  43.8   $  53.2   $   61.6   $   68.4   $   67.4   $   65.8   $   59.4   $   72.8
       2.03%     1.97%      1.92%      1.83%      1.89%      1.96%      1.97%      1.72%
      18.16%    16.32%     14.54%     14.43%     15.19%     16.19%     15.75%     16.46%
         40%       56%        65%        98%        94%       124%       125%       140%

       1.07%     1.10%      1.14%      1.10%      1.12%      1.15%      1.17%      1.05%
      12.66%    12.41%     10.85%     10.93%     11.58%     12.09%     12.87%     14.41%

       1,520     1,800        900        900        900        900        900        900
     $53,812   $54,557   $118,418   $126,015   $124,849   $123,135   $115,957   $130,926
     $25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             17

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Income Trust II (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide high current income, while seeking to preserve shareholders' capital through investment in a professionally managed diversified portfolio of high yield, fixed income securities. The Trust commenced investment operations on April 28, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Trust may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2002, the Trust had an accumulated capital loss carryforward for tax purposes of $22,397,747 which expires between December 31, 2003 and December 31, 2010. Of this amount, $2,448,303 will expire on December 31, 2003.

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $65,328,526
                                                                ===========
Gross tax unrealized appreciation...........................    $ 3,677,797
Gross tax unrealized depreciation...........................     (7,371,905)
                                                                -----------
Net tax unrealized depreciation on investments..............    $(3,694,108)
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually to common shareholders. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2002 was as follows:

                                                                   2002
Distributions paid from:
  Ordinary income...........................................    $5,224,881
  Return of capital.........................................       383,362
                                                                ----------
                                                                $5,608,243

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly of .70% of the average daily net assets of the Trust.

    For the six months ended June 30, 2003, the Trust recognized expenses of approximately $2,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended June 30, 2003, the Trust recognized expenses of approximately $13,900 representing Van Kampen Investment Inc.'s or its affiliates (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments were $25,169,825 and $26,417,571, respectively.

4. AUCTION PREFERRED SHARES

    As of June 30, 2003, the Trust has outstanding 1,112 Auction Preferred Shares ("APS"). Dividends are cumulative and the dividend rate is currently reset every 28 days through an auction process. The rate in effect on June 30, 2003 was 1.150%. During the six months ended June 30, 2003, the rates ranged from 1.140% to 1.600%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of Preferred Share Maintenance expense.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

DIVIDEND REINVESTMENT PLAN

    The Trust offers a Dividend Reinvestment Plan (the "Plan") pursuant to which Common Shareholders who are participants in the Plan may have all distributions of dividends and capital gains automatically reinvested in Common Shares of the Trust. All Common Shareholders are deemed to be participants in the Plan unless they specifically elect not to participate. Common Shareholders who elect not to participate in the Plan will receive all distributions of dividends and capital gains in cash paid by check mailed directly to the Common Shareholder by the Trust's dividend disbursing agent.

HOW THE PLAN WORKS

    State Street Bank and Trust Company, as your Plan Agent, serves as agent for the Common Shareholders in administering the Plan. After the Trust declares a dividend or determines to make a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Trust will not issue any new Common Shares in connection with the Plan. All reinvestments are in full and fractional Common Shares, carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent, with the written consent of the Trust, by providing at least 90 days written notice to all Participants in the Plan.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    All Common Shareholders of the Trust are deemed to be participants in the Plan unless they specifically elect not to participate. You may withdraw from the Plan at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan, and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                                2800 Post Oak Blvd.
                                 Houston, TX 77056
                              Attn: Closed-End Funds

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN HIGH INCOME TRUST II

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN(1)
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*(1)
THEODORE A. MYERS
JACK E. NELSON(1)
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

(1) Appointed to the Board of Trustees effective July 23, 2003.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

RESULTS OF
SHAREHOLDER VOTES

The Annual Meeting of Shareholders of the Trust was held on June 24, 2003, where shareholders voted on the election of trustees and the amendment to the Declaration of Trust.

With regard to the election of the following trustees by common shareholders of the Trust:

                                                                      # OF SHARES
                                                             -----------------------------
                                                             IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
Jerry D. Choate............................................  6,714,576            188,846
Linda Hutton Heagy.........................................  6,688,609            214,813
R. Craig Kennedy...........................................  6,711,783            191,639
Wayne W. Whalen............................................  6,716,583            186,839
Suzanne H. Woolsey.........................................  6,684,099            219,323

With regards to the election of the following trustees by preferred shareholders of the Trust:

                                                                      # OF SHARES
                                                              ----------------------------
                                                              IN FAVOR            WITHHELD
------------------------------------------------------------------------------------------
Rod Dammeyer................................................   1,048                 64

The other trustees of the Trust whose terms did not expire in 2003 are David C. Arch, Howard J Kerr, Theodore A. Myers, Richard F. Powers, III and Hugo F. Sonnenschein

With regard to the vote for the amendment to the Declaration of Trust by the common shareholders of the Trust, 6,461,502 shares voted in favor of the proposal, 289,716 shares voted against and 152,203 shares abstained.

With regard to the vote for the amendment to the Declaration of Trust by the preferred shareholders of the Trust, 1,048 shares voted in favor of the proposal and 64 shares abstained.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 920, 913, 100
                                                 VLT SAR 8/03 11616H03-AS-8/03

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]


Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Income Trust II
             ------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ---------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
    ---------------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003